Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash, cash equivalents and restricted cash	¥ 1,960,922,758	¥ 1,705,356,424
Loans principal, interest and financing service fee receivables (include loans held-for-sale of RMB370,700,724 and RMB586,206,781,with RMB66,698,869 and RMB76,013,067 measured at fair value as of December 31, 2019 and 2020, respectively)	9,688,941,024	11,366,097,286
Allowance for credit losses	659,479,450	1,108,078,429
Net loans principal, interest and financing service fee receivables	9,029,461,574	10,258,018,857
Investment securities	418,136,773	654,328,054
Property and equipment	4,716,148	9,195,975
Intangible assets and goodwill	3,230,126	3,738,338
Deferred tax assets	75,823,512	16,441,330
Deposits	114,051,773	133,513,032
Right-of-use assets	19,468,523	38,133,941
Other assets	607,684,977	207,523,016
Total assets	12,233,496,164	13,026,248,967
Interest-bearing borrowings
Borrowings under agreements to repurchase	508,576,882	870,778,215
Other borrowings	5,649,669,343	6,652,138,315
Accrued employee benefits	29,627,379	37,276,343
Income taxes payable	154,806,738	136,931,899
Deferred tax liabilities	396,594,182	359,286,455
Lease liabilities	19,544,499	38,133,941
Credit risk mitigation position	1,209,729,138	928,702,101
Other liabilities	523,697,125	404,469,203
Total liabilities	8,492,245,286	9,427,716,472
Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2019 and December 31, 2020)	916,743	916,743
Additional paid-in capital	999,662,882	937,589,515
Retained earnings	2,759,127,799	2,662,145,649
Accumulated other comprehensive losses	(18,456,546)	(2,119,412)
Total shareholders’ equity	3,741,250,878	3,598,532,495
Total liabilities and shareholders’ equity	¥ 12,233,496,164	¥ 13,026,248,967